Current and Non-Current Distinction - Summary of Current and Non-Current Distinction (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Assets:
Call loans and bills bought	¥ 5,684,812	¥ 1,965,135
Reverse repurchase agreements and cash collateral on securities borrowed	11,024,084	11,303,930
Financial assets at fair value through profit or loss	1,488,239	1,695,585
Investment securities:
Debt instruments at amortized cost	235,567	83,954
Debt instruments at fair value through other comprehensive income	22,811,423	28,066,966
Equity instruments at fair value through other comprehensive income	4,548,608	4,598,485
Loans and advances	111,891,134	104,635,815
Other financial assets	5,360,634	5,309,839
Liabilities:
Deposits	172,927,810	162,593,492
Call money and bills sold	2,569,056	1,130,000
Repurchase agreements and cash collateral on securities lent	17,786,026	20,113,162
Financial liabilities designated at fair value through profit or loss	414,106	455,734
Borrowings	15,371,801	20,584,651
Debt securities in issue	11,984,994	11,428,437
Other financial liabilities	8,522,212	7,809,677
Not later than one year [member]
Assets:
Call loans and bills bought	5,569,961	1,885,039
Reverse repurchase agreements and cash collateral on securities borrowed	10,968,633	11,265,507
Financial assets at fair value through profit or loss	5,215	4,589
Investment securities:
Debt instruments at amortized cost	49,631	31,921
Debt instruments at fair value through other comprehensive income	9,059,561	10,533,166
Loans and advances	39,254,388	38,073,404
Other financial assets	5,220,793	5,009,619
Liabilities:
Deposits	168,635,510	158,876,649
Call money and bills sold	2,566,725	1,084,723
Repurchase agreements and cash collateral on securities lent	17,717,897	20,021,309
Financial liabilities designated at fair value through profit or loss	63,592	117,783
Borrowings	3,040,454	9,069,845
Debt securities in issue	3,651,276	3,711,213
Other financial liabilities	8,517,834	7,715,499
More than twelve months [Member]
Assets:
Call loans and bills bought	114,851	80,096
Reverse repurchase agreements and cash collateral on securities borrowed	55,451	38,423
Financial assets at fair value through profit or loss	1,483,024	1,690,996
Investment securities:
Debt instruments at amortized cost	185,936	52,033
Debt instruments at fair value through other comprehensive income	13,751,862	17,533,800
Equity instruments at fair value through other comprehensive income	4,548,608	4,598,485
Loans and advances	72,636,746	66,562,411
Other financial assets	139,841	300,220
Liabilities:
Deposits	4,292,300	3,716,843
Call money and bills sold	2,331	45,277
Repurchase agreements and cash collateral on securities lent	68,129	91,853
Financial liabilities designated at fair value through profit or loss	350,514	337,951
Borrowings	12,331,347	11,514,806
Debt securities in issue	8,333,718	7,717,224
Other financial liabilities	¥ 4,378	¥ 94,178